PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment, Estimated Useful Life	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Minimum [Member]
Property, Plant and Equipment [Line Items]
Molds	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Molds	10 years	7 years